Sales Concentration (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017
Sales revenue	$ 1,774,000
Sales Revenue, Net [Member]
Sales revenue	$ 1,774,000	$ 1,831,000
Sales Revenue, Net [Member] | Customer 1 [Member]
Concentration risk percentage	20.00%	33.00%
Sales Revenue, Net [Member] | Customer 2 [Member]
Concentration risk percentage	16.00%	19.00%
Sales Revenue, Net [Member] | Customer 3 [Member]
Concentration risk percentage	11.00%
Sales Revenue, Net [Member] | Other Individual Customer [Member]
Concentration risk percentage	10.00%	10.00%